INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Current income tax provision:
Federal	$4,641	$5,215	$2,865
State	215	153	5
Total current income tax provision	4,856	5,368	2,870

Deferred income tax provision (benefit):
Federal	3,513	(444)	(766)
Total deferred income tax provision (benefit)	3,513	(444)	(766)
Total income tax provision	$8,369	$4,924	$2,104

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of income is as follows:

	Years Ended December 31,
	2017	2016	2015
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$4,628	$5,519	$2,194
Increase (decrease) resulting from:
Bank-owned life insurance	(209)	(194)	(210)
Tax-exempt income	(326)	(195)	(52)
Compensation and employee benefit plans	175	164	183
Nondeductible expenses	10	9	9
Expired capital loss carryforward	—	—	278
Tax credit	(56)	(56)	(56)
Change in valuation allowance	—	—	(300)
State taxes, net of federal tax benefit	142	101	3
Effect of income tax rate change	3,969	—	—
Other	36	(424)	55
Total income tax provision	$8,369	$4,924	$2,104

Effective tax rate	61.5%	30.3%	32.6%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2017	2016
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,694	$4,213
Unrealized losses on available for sale securities	452	598
Depreciation of premises and equipment	1,912	2,850
Deferred compensation	3,265	5,156
Employee benefit plans	305	466
Capital loss carry-forward	—	8
Interest receivable on nonaccrual loans	18	89
Deferred other real estate owned write-downs	59	32
Acquisition fair value adjustments	191	484
Other	250	306
Total deferred tax assets	9,146	14,202

Deferred tax liabilities:
Unrealized gains on available for sale securities	70	247
Goodwill and other intangibles	1,551	2,632
Deferred loan costs	896	1,350
Mortgage servicing asset	215	309
Merger expenses and purchase adjustments	2	6
Total deferred tax liabilities	2,734	4,544
Deferred tax asset, net	$6,412	$9,658